Stockholders' Equity - Summary of Shares of Common Stock Reserved (Detail) - shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved	5,283,575	6,506,605	3,951,011
IPO Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved	28,347	28,347	28,347
November Private Placement Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved	1,633,777	1,633,777	1,633,777
Convertible Term Loan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved		2,329,143
Pontifax Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved	250,000	250,000
September 2019 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved	15,000	15,000
2015 Amended and Restated Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved	3,266,451	2,160,338	2,238,887
Inducement Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved	90,000	90,000	50,000